Pension and Other Postretirement Benefits - Plan Assets (Details 4) - Pension Plans, Defined Benefit [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		$ 2,511.4	$ 2,863.6	$ 2,808.5
Equity Securities [Member]
Defined Benefit Plan, Target Allocation, Percentages of Assets [Abstract]
Target plan asset allocations percentage		60.00%
Fixed Income Securities [Member]
Defined Benefit Plan, Target Allocation, Percentages of Assets [Abstract]
Target plan asset allocations percentage		38.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan, Target Allocation, Percentages of Assets [Abstract]
Target plan asset allocations percentage		2.00%
Fair Value, Measurements, Recurring [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		$ 2,511.4	2,863.6
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		175.7	239.0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		2,335.2	2,623.7
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.5	0.9
Fair Value, Measurements, Recurring [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		37.3	39.6
Fair Value, Measurements, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		37.3	39.6
Fair Value, Measurements, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | US Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		138.4	199.4
Fair Value, Measurements, Recurring [Member] | US Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		138.4	199.4
Fair Value, Measurements, Recurring [Member] | US Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | US Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | U.S. Equity Securities Common/Collective Trusts [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		814.5	862.4
Fair Value, Measurements, Recurring [Member] | U.S. Equity Securities Common/Collective Trusts [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | U.S. Equity Securities Common/Collective Trusts [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		814.5	862.4
Fair Value, Measurements, Recurring [Member] | U.S. Equity Securities Common/Collective Trusts [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | EAFE Equity Securities Common/Collective Trusts [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		261.5	272.9
Fair Value, Measurements, Recurring [Member] | EAFE Equity Securities Common/Collective Trusts [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | EAFE Equity Securities Common/Collective Trusts [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		261.5	272.9
Fair Value, Measurements, Recurring [Member] | EAFE Equity Securities Common/Collective Trusts [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | Emerging Market Equity Securities Common/Collective Trusts [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		103.9	125.7
Fair Value, Measurements, Recurring [Member] | Emerging Market Equity Securities Common/Collective Trusts [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | Emerging Market Equity Securities Common/Collective Trusts [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		103.9	125.7
Fair Value, Measurements, Recurring [Member] | Emerging Market Equity Securities Common/Collective Trusts [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | Global Equity Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		179.6	210.7
Fair Value, Measurements, Recurring [Member] | Global Equity Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | Global Equity Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		179.6	210.7
Fair Value, Measurements, Recurring [Member] | Global Equity Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | U.S. Investment-Grade Corporate Fixed Income Investments Common/Collective Trusts [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		391.0	421.8
Fair Value, Measurements, Recurring [Member] | U.S. Investment-Grade Corporate Fixed Income Investments Common/Collective Trusts [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | U.S. Investment-Grade Corporate Fixed Income Investments Common/Collective Trusts [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		391.0	421.8
Fair Value, Measurements, Recurring [Member] | U.S. Investment-Grade Corporate Fixed Income Investments Common/Collective Trusts [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | U.S. Treasuries Fixed Income Investments Common/Collective Trusts [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		85.3	98.4
Fair Value, Measurements, Recurring [Member] | U.S. Treasuries Fixed Income Investments Common/Collective Trusts [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | U.S. Treasuries Fixed Income Investments Common/Collective Trusts [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		85.3	98.4
Fair Value, Measurements, Recurring [Member] | U.S. Treasuries Fixed Income Investments Common/Collective Trusts [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Fixed Income Investments Common/Collective Trusts [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	18.0
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Fixed Income Investments Common/Collective Trusts [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Fixed Income Investments Common/Collective Trusts [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	18.0
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Fixed Income Investments Common/Collective Trusts [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | Global Fixed Income Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		389.7	435.4
Fair Value, Measurements, Recurring [Member] | Global Fixed Income Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | Global Fixed Income Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		389.7	435.4
Fair Value, Measurements, Recurring [Member] | Global Fixed Income Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | U.S. High-Yield Corporate Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		109.7	178.4
Fair Value, Measurements, Recurring [Member] | U.S. High-Yield Corporate Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | U.S. High-Yield Corporate Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		109.7	178.4
Fair Value, Measurements, Recurring [Member] | U.S. High-Yield Corporate Fixed Income Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | Private Equity Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	[1]	0.5	0.9
Fair Value, Measurements, Recurring [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0	0.0
Fair Value, Measurements, Recurring [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	[1]	$ 0.5	$ 0.9

[1]	Consists of private equity funds that have no remaining capital commitments.